OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Provision for warranty	$ 180	$ 208
Deferred revenues	78	90
Other long-term liabilities	$ 258	$ 298